Shareholder Report		12 Months Ended
	Jun. 01, 2023	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS PORTFOLIO TRUST
Entity Central Index Key		0000088063
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2024
C000049880
Shareholder Report [Line Items]
Fund Name		DWS Floating Rate Fund
Class Name		Class C
Trading Symbol		DFRCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Floating Rate Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.75%

Gross expense ratio as of the latest prospectus: 2.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 184
Expense Ratio, Percent		1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 10.82% (unadjusted for sales charges) for the period ended May 31, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 1.31% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 13.23%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return and outperformed most other asset classes, despite the default rate rising from historically low levels toward its long-term average.

The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including retailers, building materials and wireless. From a ratings perspective, portfolio performance benefited from an overweight to and issuer selection in loans rated CCC and below.

Relative performance was negatively impacted by an underweight allocation in the single B-rated category of loans, as this segment of the market performed strongly over the period. By industry, an underweight to and selection within healthcare was a detractor, as was selection within electric utilities.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'14	$10,000	$10,000	$10,000
'14	$10,046	$10,005	$10,058
'14	$10,029	$9,980	$10,055
'14	$10,044	$10,090	$10,070
'14	$9,942	$10,022	$10,010
'14	$9,946	$10,120	$10,036
'14	$9,962	$10,192	$10,086
'14	$9,794	$10,202	$9,959
'15	$9,799	$10,416	$9,992
'15	$9,955	$10,318	$10,133
'15	$9,981	$10,365	$10,171
'15	$10,083	$10,328	$10,265
'15	$10,120	$10,303	$10,284
'15	$10,017	$10,191	$10,241
'15	$10,012	$10,262	$10,240
'15	$9,899	$10,247	$10,169
'15	$9,785	$10,316	$10,103
'15	$9,715	$10,318	$10,084
'15	$9,623	$10,291	$9,996
'15	$9,472	$10,258	$9,891
'16	$9,334	$10,399	$9,826
'16	$9,198	$10,473	$9,774
'16	$9,362	$10,569	$10,044
'16	$9,528	$10,609	$10,243
'16	$9,558	$10,612	$10,334
'16	$9,544	$10,803	$10,337
'16	$9,586	$10,871	$10,485
'16	$9,617	$10,859	$10,563
'16	$9,660	$10,852	$10,655
'16	$9,703	$10,769	$10,742
'16	$9,735	$10,514	$10,771
'16	$9,813	$10,529	$10,895
'17	$9,833	$10,550	$10,956
'17	$9,843	$10,621	$11,011
'17	$9,828	$10,615	$11,020
'17	$9,860	$10,697	$11,068
'17	$9,887	$10,780	$11,109
'17	$9,855	$10,769	$11,104
'17	$9,928	$10,815	$11,180
'17	$9,872	$10,912	$11,176
'17	$9,852	$10,860	$11,219
'17	$9,890	$10,866	$11,286
'17	$9,879	$10,852	$11,299
'17	$9,892	$10,902	$11,344
'18	$9,952	$10,777	$11,453
'18	$9,962	$10,674	$11,476
'18	$9,972	$10,743	$11,508
'18	$10,005	$10,663	$11,556
'18	$9,992	$10,739	$11,575
'18	$9,979	$10,726	$11,589
'18	$10,042	$10,728	$11,674
'18	$10,071	$10,798	$11,721
'18	$10,124	$10,728	$11,802
'18	$10,105	$10,643	$11,798
'18	$10,001	$10,707	$11,692
'18	$9,736	$10,903	$11,394
'19	$9,990	$11,019	$11,684
'19	$10,147	$11,013	$11,870
'19	$10,105	$11,224	$11,850
'19	$10,250	$11,227	$12,045
'19	$10,196	$11,426	$12,019
'19	$10,206	$11,570	$12,048
'19	$10,291	$11,595	$12,145
'19	$10,262	$11,896	$12,112
'19	$10,323	$11,833	$12,168
'19	$10,292	$11,868	$12,113
'19	$10,363	$11,862	$12,185
'19	$10,485	$11,854	$12,379
'20	$10,479	$12,082	$12,448
'20	$10,288	$12,299	$12,284
'20	$9,311	$12,227	$10,764
'20	$9,570	$12,444	$11,249
'20	$9,868	$12,502	$11,676
'20	$9,865	$12,581	$11,808
'20	$10,058	$12,769	$12,040
'20	$10,185	$12,666	$12,219
'20	$10,195	$12,659	$12,297
'20	$10,178	$12,602	$12,322
'20	$10,384	$12,726	$12,596
'20	$10,485	$12,744	$12,766
'21	$10,559	$12,652	$12,917
'21	$10,608	$12,470	$12,993
'21	$10,589	$12,314	$12,993
'21	$10,624	$12,411	$13,060
'21	$10,672	$12,452	$13,136
'21	$10,693	$12,539	$13,184
'21	$10,674	$12,679	$13,183
'21	$10,708	$12,655	$13,245
'21	$10,757	$12,546	$13,330
'21	$10,764	$12,542	$13,366
'21	$10,718	$12,579	$13,345
'21	$10,780	$12,547	$13,430
'22	$10,787	$12,277	$13,479
'22	$10,715	$12,140	$13,409
'22	$10,709	$11,803	$13,416
'22	$10,690	$11,355	$13,445
'22	$10,384	$11,428	$13,101
'22	$10,132	$11,249	$12,817
'22	$10,360	$11,524	$13,091
'22	$10,510	$11,198	$13,288
'22	$10,213	$10,714	$12,986
'22	$10,346	$10,575	$13,115
'22	$10,472	$10,964	$13,272
'22	$10,511	$10,915	$13,326
'23	$10,781	$11,251	$13,682
'23	$10,802	$10,960	$13,761
'23	$10,795	$11,238	$13,756
'23	$10,888	$11,306	$13,901
'23	$10,794	$11,183	$13,875
'23	$11,048	$11,143	$14,190
'23	$11,157	$11,135	$14,372
'23	$11,272	$11,064	$14,540
'23	$11,317	$10,783	$14,680
'23	$11,303	$10,613	$14,678
'23	$11,453	$11,094	$14,857
'23	$11,619	$11,518	$15,101
'24	$11,650	$11,487	$15,203
'24	$11,728	$11,324	$15,342
'24	$11,820	$11,429	$15,472
'24	$11,868	$11,140	$15,565
'24	$11,961	$11,329	$15,712

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	10.82%	3.25%	1.81%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	9.82%	3.25%	1.81%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.26%
Morningstar LSTA US Leveraged Loan Index	13.23%	5.50%	4.62%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 128,101,912
Holdings Count | Holding		281
Advisory Fees Paid, Amount		$ 498,409
InvestmentCompanyPortfolioTurnover		66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	128,101,912
Number of Portfolio Holdings	281
Portfolio Turnover Rate (%)	66
Total Net Advisory Fees Paid ($)	498,409

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Information Technology	15%
Consumer Discretionary	13%
Materials	11%
Financials	9%
Health Care	7%
Energy	5%
Communication Services	5%
Utilities	3%
Consumer Staples	3%
Real Estate	1%
Total	90%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	89%
Exchange-Traded Funds	7%
Cash Equivalents	5%
Closed-End Investment Companies	1%
Corporate Bonds	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(2%)
Total	100%

Material Fund Change [Text Block]
C000049881
Shareholder Report [Line Items]
Fund Name		DWS Floating Rate Fund
Class Name		Class S
Trading Symbol		DFRPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Floating Rate Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$87	0.82%

Gross expense ratio as of the latest prospectus: 1.13%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 11.85% for the period ended May 31, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 1.31% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 13.23%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return and outperformed most other asset classes, despite the default rate rising from historically low levels toward its long-term average.

The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including retailers, building materials and wireless. From a ratings perspective, portfolio performance benefited from an overweight to and issuer selection in loans rated CCC and below.

Relative performance was negatively impacted by an underweight allocation in the single B-rated category of loans, as this segment of the market performed strongly over the period. By industry, an underweight to and selection within healthcare was a detractor, as was selection within electric utilities.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'14	$10,000	$10,000	$10,000
'14	$10,054	$10,005	$10,058
'14	$10,044	$9,980	$10,055
'14	$10,067	$10,090	$10,070
'14	$9,982	$10,022	$10,010
'14	$9,983	$10,120	$10,036
'14	$10,005	$10,192	$10,086
'14	$9,855	$10,202	$9,959
'15	$9,867	$10,416	$9,992
'15	$10,020	$10,318	$10,133
'15	$10,065	$10,365	$10,171
'15	$10,176	$10,328	$10,265
'15	$10,210	$10,303	$10,284
'15	$10,124	$10,191	$10,241
'15	$10,116	$10,262	$10,240
'15	$10,008	$10,247	$10,169
'15	$9,900	$10,316	$10,103
'15	$9,847	$10,318	$10,084
'15	$9,749	$10,291	$9,996
'15	$9,613	$10,258	$9,891
'16	$9,480	$10,399	$9,826
'16	$9,347	$10,473	$9,774
'16	$9,522	$10,569	$10,044
'16	$9,698	$10,609	$10,243
'16	$9,725	$10,612	$10,334
'16	$9,729	$10,803	$10,337
'16	$9,780	$10,871	$10,485
'16	$9,808	$10,859	$10,563
'16	$9,870	$10,852	$10,655
'16	$9,922	$10,769	$10,742
'16	$9,950	$10,514	$10,771
'16	$10,049	$10,529	$10,895
'17	$10,066	$10,550	$10,956
'17	$10,094	$10,621	$11,011
'17	$10,087	$10,615	$11,020
'17	$10,127	$10,697	$11,068
'17	$10,150	$10,780	$11,109
'17	$10,136	$10,769	$11,104
'17	$10,220	$10,815	$11,180
'17	$10,170	$10,912	$11,176
'17	$10,156	$10,860	$11,219
'17	$10,203	$10,866	$11,286
'17	$10,199	$10,852	$11,299
'17	$10,207	$10,902	$11,344
'18	$10,291	$10,777	$11,453
'18	$10,296	$10,674	$11,476
'18	$10,313	$10,743	$11,508
'18	$10,356	$10,663	$11,556
'18	$10,362	$10,739	$11,575
'18	$10,344	$10,726	$11,589
'18	$10,430	$10,728	$11,674
'18	$10,468	$10,798	$11,721
'18	$10,531	$10,728	$11,802
'18	$10,507	$10,643	$11,798
'18	$10,417	$10,707	$11,692
'18	$10,148	$10,903	$11,394
'19	$10,422	$11,019	$11,684
'19	$10,593	$11,013	$11,870
'19	$10,557	$11,224	$11,850
'19	$10,718	$11,227	$12,045
'19	$10,669	$11,426	$12,019
'19	$10,687	$11,570	$12,048
'19	$10,784	$11,595	$12,145
'19	$10,762	$11,896	$12,112
'19	$10,834	$11,833	$12,168
'19	$10,809	$11,868	$12,113
'19	$10,892	$11,862	$12,185
'19	$11,029	$11,854	$12,379
'20	$11,031	$12,082	$12,448
'20	$10,837	$12,299	$12,284
'20	$9,821	$12,227	$10,764
'20	$10,103	$12,444	$11,249
'20	$10,414	$12,502	$11,676
'20	$10,419	$12,581	$11,808
'20	$10,631	$12,769	$12,040
'20	$10,775	$12,666	$12,219
'20	$10,793	$12,659	$12,297
'20	$10,783	$12,602	$12,322
'20	$11,011	$12,726	$12,596
'20	$11,127	$12,744	$12,766
'21	$11,215	$12,652	$12,917
'21	$11,274	$12,470	$12,993
'21	$11,263	$12,314	$12,993
'21	$11,308	$12,411	$13,060
'21	$11,368	$12,452	$13,136
'21	$11,399	$12,539	$13,184
'21	$11,387	$12,679	$13,183
'21	$11,433	$12,655	$13,245
'21	$11,493	$12,546	$13,330
'21	$11,510	$12,542	$13,366
'21	$11,469	$12,579	$13,345
'21	$11,544	$12,547	$13,430
'22	$11,561	$12,277	$13,479
'22	$11,490	$12,140	$13,409
'22	$11,492	$11,803	$13,416
'22	$11,480	$11,355	$13,445
'22	$11,172	$11,428	$13,101
'22	$10,893	$11,249	$12,817
'22	$11,164	$11,524	$13,091
'22	$11,319	$11,198	$13,288
'22	$11,005	$10,714	$12,986
'22	$11,157	$10,575	$13,115
'22	$11,317	$10,964	$13,272
'22	$11,369	$10,915	$13,326
'23	$11,655	$11,251	$13,682
'23	$11,702	$10,960	$13,761
'23	$11,703	$11,238	$13,756
'23	$11,796	$11,306	$13,901
'23	$11,718	$11,183	$13,875
'23	$12,004	$11,143	$14,190
'23	$12,117	$11,135	$14,372
'23	$12,251	$11,064	$14,540
'23	$12,309	$10,783	$14,680
'23	$12,303	$10,613	$14,678
'23	$12,476	$11,094	$14,857
'23	$12,668	$11,518	$15,101
'24	$12,711	$11,487	$15,203
'24	$12,804	$11,324	$15,342
'24	$12,916	$11,429	$15,472
'24	$12,994	$11,140	$15,565
'24	$13,107	$11,329	$15,712

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	11.85%	4.20%	2.74%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.26%
Morningstar LSTA US Leveraged Loan Index	13.23%	5.50%	4.62%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2023
AssetsNet		$ 128,101,912
Holdings Count | Holding		281
Advisory Fees Paid, Amount		$ 498,409
InvestmentCompanyPortfolioTurnover		66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	128,101,912
Number of Portfolio Holdings	281
Portfolio Turnover Rate (%)	66
Total Net Advisory Fees Paid ($)	498,409

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Information Technology	15%
Consumer Discretionary	13%
Materials	11%
Financials	9%
Health Care	7%
Energy	5%
Communication Services	5%
Utilities	3%
Consumer Staples	3%
Real Estate	1%
Total	90%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	89%
Exchange-Traded Funds	7%
Cash Equivalents	5%
Closed-End Investment Companies	1%
Corporate Bonds	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(2%)
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.84% to 0.80%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.84% to 0.80%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.
C000049879
Shareholder Report [Line Items]
Fund Name		DWS Floating Rate Fund
Class Name		Class A
Trading Symbol		DFRAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Floating Rate Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.00%

Gross expense ratio as of the latest prospectus: 1.29%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 11.68% (unadjusted for sales charges) for the period ended May 31, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 1.31% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 13.23%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return and outperformed most other asset classes, despite the default rate rising from historically low levels toward its long-term average.

The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including retailers, building materials and wireless. From a ratings perspective, portfolio performance benefited from an overweight to and issuer selection in loans rated CCC and below.

Relative performance was negatively impacted by an underweight allocation in the single B-rated category of loans, as this segment of the market performed strongly over the period. By industry, an underweight to and selection within healthcare was a detractor, as was selection within electric utilities.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'14	$9,725	$10,000	$10,000
'14	$9,776	$10,005	$10,058
'14	$9,766	$9,980	$10,055
'14	$9,776	$10,090	$10,070
'14	$9,692	$10,022	$10,010
'14	$9,702	$10,120	$10,036
'14	$9,723	$10,192	$10,086
'14	$9,576	$10,202	$9,959
'15	$9,586	$10,416	$9,992
'15	$9,734	$10,318	$10,133
'15	$9,766	$10,365	$10,171
'15	$9,872	$10,328	$10,265
'15	$9,915	$10,303	$10,284
'15	$9,819	$10,191	$10,241
'15	$9,821	$10,262	$10,240
'15	$9,715	$10,247	$10,169
'15	$9,609	$10,316	$10,103
'15	$9,556	$10,318	$10,084
'15	$9,460	$10,291	$9,996
'15	$9,327	$10,258	$9,891
'16	$9,197	$10,399	$9,826
'16	$9,067	$10,473	$9,774
'16	$9,225	$10,569	$10,044
'16	$9,394	$10,609	$10,243
'16	$9,431	$10,612	$10,334
'16	$9,422	$10,803	$10,337
'16	$9,481	$10,871	$10,485
'16	$9,507	$10,859	$10,563
'16	$9,567	$10,852	$10,655
'16	$9,615	$10,769	$10,742
'16	$9,641	$10,514	$10,771
'16	$9,737	$10,529	$10,895
'17	$9,751	$10,550	$10,956
'17	$9,778	$10,621	$11,011
'17	$9,769	$10,615	$11,020
'17	$9,807	$10,697	$11,068
'17	$9,828	$10,780	$11,109
'17	$9,814	$10,769	$11,104
'17	$9,893	$10,815	$11,180
'17	$9,832	$10,912	$11,176
'17	$9,817	$10,860	$11,219
'17	$9,861	$10,866	$11,286
'17	$9,868	$10,852	$11,299
'17	$9,875	$10,902	$11,344
'18	$9,955	$10,777	$11,453
'18	$9,958	$10,674	$11,476
'18	$9,974	$10,743	$11,508
'18	$10,014	$10,663	$11,556
'18	$10,018	$10,739	$11,575
'18	$10,000	$10,726	$11,589
'18	$10,070	$10,728	$11,674
'18	$10,117	$10,798	$11,721
'18	$10,177	$10,728	$11,802
'18	$10,152	$10,643	$11,798
'18	$10,052	$10,707	$11,692
'18	$9,803	$10,903	$11,394
'19	$10,066	$11,019	$11,684
'19	$10,231	$11,013	$11,870
'19	$10,195	$11,224	$11,850
'19	$10,348	$11,227	$12,045
'19	$10,300	$11,426	$12,019
'19	$10,316	$11,570	$12,048
'19	$10,409	$11,595	$12,145
'19	$10,386	$11,896	$12,112
'19	$10,454	$11,833	$12,168
'19	$10,429	$11,868	$12,113
'19	$10,507	$11,862	$12,185
'19	$10,638	$11,854	$12,379
'20	$10,639	$12,082	$12,448
'20	$10,450	$12,299	$12,284
'20	$9,458	$12,227	$10,764
'20	$9,728	$12,444	$11,249
'20	$10,040	$12,502	$11,676
'20	$10,043	$12,581	$11,808
'20	$10,246	$12,769	$12,040
'20	$10,370	$12,666	$12,219
'20	$10,386	$12,659	$12,297
'20	$10,389	$12,602	$12,322
'20	$10,593	$12,726	$12,596
'20	$10,717	$12,744	$12,766
'21	$10,800	$12,652	$12,917
'21	$10,856	$12,470	$12,993
'21	$10,830	$12,314	$12,993
'21	$10,886	$12,411	$13,060
'21	$10,942	$12,452	$13,136
'21	$10,971	$12,539	$13,184
'21	$10,944	$12,679	$13,183
'21	$10,987	$12,655	$13,245
'21	$11,043	$12,546	$13,330
'21	$11,058	$12,542	$13,366
'21	$11,031	$12,579	$13,345
'21	$11,102	$12,547	$13,430
'22	$11,117	$12,277	$13,479
'22	$11,048	$12,140	$13,409
'22	$11,049	$11,803	$13,416
'22	$11,035	$11,355	$13,445
'22	$10,724	$11,428	$13,101
'22	$10,469	$11,249	$12,817
'22	$10,714	$11,524	$13,091
'22	$10,876	$11,198	$13,288
'22	$10,573	$10,714	$12,986
'22	$10,718	$10,575	$13,115
'22	$10,856	$10,964	$13,272
'22	$10,903	$10,915	$13,326
'23	$11,192	$11,251	$13,682
'23	$11,220	$10,960	$13,761
'23	$11,220	$11,238	$13,756
'23	$11,323	$11,306	$13,901
'23	$11,232	$11,183	$13,875
'23	$11,504	$11,143	$14,190
'23	$11,626	$11,135	$14,372
'23	$11,753	$11,064	$14,540
'23	$11,808	$10,783	$14,680
'23	$11,785	$10,613	$14,678
'23	$11,965	$11,094	$14,857
'23	$12,147	$11,518	$15,101
'24	$12,187	$11,487	$15,203
'24	$12,275	$11,324	$15,342
'24	$12,364	$11,429	$15,472
'24	$12,437	$11,140	$15,565
'24	$12,543	$11,329	$15,712

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	11.68%	4.02%	2.58%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	8.60%	3.44%	2.29%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.26%
Morningstar LSTA US Leveraged Loan Index	13.23%	5.50%	4.62%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 128,101,912
Holdings Count | Holding		281
Advisory Fees Paid, Amount		$ 498,409
InvestmentCompanyPortfolioTurnover		66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	128,101,912
Number of Portfolio Holdings	281
Portfolio Turnover Rate (%)	66
Total Net Advisory Fees Paid ($)	498,409

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Information Technology	15%
Consumer Discretionary	13%
Materials	11%
Financials	9%
Health Care	7%
Energy	5%
Communication Services	5%
Utilities	3%
Consumer Staples	3%
Real Estate	1%
Total	90%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	89%
Exchange-Traded Funds	7%
Cash Equivalents	5%
Closed-End Investment Companies	1%
Corporate Bonds	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(2%)
Total	100%

Material Fund Change [Text Block]
C000049882
Shareholder Report [Line Items]
Fund Name		DWS Floating Rate Fund
Class Name		Institutional Class
Trading Symbol		DFRTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Floating Rate Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.75%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 11.96% for the period ended May 31, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 1.31% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 13.23%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return and outperformed most other asset classes, despite the default rate rising from historically low levels toward its long-term average.

The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including retailers, building materials and wireless. From a ratings perspective, portfolio performance benefited from an overweight to and issuer selection in loans rated CCC and below.

Relative performance was negatively impacted by an underweight allocation in the single B-rated category of loans, as this segment of the market performed strongly over the period. By industry, an underweight to and selection within healthcare was a detractor, as was selection within electric utilities.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	11.96%	4.31%	2.84%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.26%
Morningstar LSTA US Leveraged Loan Index	13.23%	5.50%	4.62%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 128,101,912
Holdings Count | Holding		281
Advisory Fees Paid, Amount		$ 498,409
InvestmentCompanyPortfolioTurnover		66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	128,101,912
Number of Portfolio Holdings	281
Portfolio Turnover Rate (%)	66
Total Net Advisory Fees Paid ($)	498,409

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Information Technology	15%
Consumer Discretionary	13%
Materials	11%
Financials	9%
Health Care	7%
Energy	5%
Communication Services	5%
Utilities	3%
Consumer Staples	3%
Real Estate	1%
Total	90%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	89%
Exchange-Traded Funds	7%
Cash Equivalents	5%
Closed-End Investment Companies	1%
Corporate Bonds	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(2%)
Total	100%

Material Fund Change [Text Block]